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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment              [_]  Amendment Number:           ______
This Amendment (Check only one.):    [_]  is a restatement
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayman Capital Management, L.P.
Address: 2101 Cedar Springs Road, Suite 1400
         Dallas, Texas 75201

Form 13F File Number: 28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Juneau J. Lee
Title:  Chief Compliance Officer

Phone:  (214) 347-8050

Signature, Place, and Date of Signing:

   /s/ Juneau J. Lee              Dallas, TX                May 15, 2013
------------------------  --------------------------  ------------------------
      (Signature)               (City, State)                  (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:                    0
                                            ----------------------
Form 13F Information Table Entry Total:               9
                                            ----------------------
Form 13F Information Table Value Total:            164,905
                                            ----------------------  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

Column 1                              Column 2  Column 3    Column 4      Column 5       Column 6  Column 7       Column 8
--------                              -------- -----------  -------- ------------------ ---------- -------- ---------------------
                                                                                                              Voting Authority
                                      Title of               Value    Shrs or  SH/ Put/ Investment  Other   ---------------------
Name of Issuer                         Class      CUSIP     (x1000)   prn amt  PRN Call Discretion Managers   Sole    Shared None
--------------                        -------- -----------  -------- --------- --- ---- ---------- -------- --------- ------ ----

API Technologies Corp                 Common   00187E 20 3     4,277 1,724,567 SH          Sole             1,724,567
DEX One Corp                          Common   25212W 10 0     8,660 5,064,550 SH          Sole             5,064,550
General Mtrs Co                       Call     37045V 90 0       600     5,000 SH  Call    Sole                 5,000
Huntsman Corp                         Common   447011 10 7     9,124   490,800 SH          Sole               490,800
Nationstar Mortgage Holdings, Inc     Common   63861C 10 9    54,872 1,487,046 SH          Sole             1,487,046
Supermedia Inc.                       Common   868447 10 3     6,041 1,560,941 SH          Sole             1,560,941
Tempur Pedic Intl Inc.                Common   88023U 10 1    79,909 1,610,100 SH          Sole             1,610,100
Vivus Inc                             Call     928551 90 0       841     6,277 SH  Call    Sole                 6,277
Ziopharm Oncology Inc                 Common   98973P 10 1       580   316,987 SH          Sole               316,987